Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	12/31/2023	12/31/2022
Cash	52,888	39,546
Short-term investments	11,515	56,808
	64,403	96,354